                                             Registration Statement No. 33-43628
                                                                        811-6465

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 25

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 25

                           THE TRAVELERS SERIES TRUST
                           (Exact name of Registrant)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (860) 277-0111

                                ERNEST J. WRIGHT
                       Secretary to the Board of Trustees
                           The Travelers Series Trust
                                One Tower Square
                           Hartford, Connecticut 06183
                     (Name and Address of Agent for Service)



Approximate Date of Proposed Public Offering:


It is proposed that this filing will become effective (check appropriate box):

        /X/    immediately upon filing pursuant to paragraph (b).
        / /    on May 1, 1999 pursuant to paragraph (b).
        / /    60 days after filing pursuant to paragraph (a)(1).
        / /    on April 14, 1999 pursuant to paragraph (a)(1)
        / /    75 days after filing pursuant to paragraph (a)(2).
        / /    on __________ pursuant to paragraph (a)(2) of Rule 485.
        / /    on __________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

        / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this Registration Statement is to incorporate by reference Post-Effective Amendment #24 to the Registration Statement and Post-Effective Amendment #23 to the Registration Statement into this Registration Statement.

                                     PART C

                                OTHER INFORMATION


EXHIBITS

(a) Agreement and Declaration of Trust. (Incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on April 3, 1996.)

(b) By-Laws. (Incorporated herein by reference to Exhibit 2 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed April 3, 1996.)

(d)(1) Investment Advisory Agreement between the U.S. Government Securities Portfolio and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed April 3, 1996.)

(d)(2) Investment Advisory Agreement between the Social Awareness Stock Portfolio and Mutual Management Corp. (formerly known as Smith Barney Mutual Fund Management Inc.). (Incorporated herein by reference to
           Exhibit 5(b) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A filed on April 25, 1995.)

(d)(3) Investment Advisory Agreement between the Utilities Portfolio and Mutual Management Corp. (formerly known as Smith Barney Mutual Fund Management Inc.). (Incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A filed on April 25, 1995.)

(d)(4) Investment Advisory Agreement between the Zero Coupon Bond Fund Portfolios of The Trust and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 12 to the Registration Statement on N-1A filed on June 2, 1995.)

(d)(5) Investment Advisory Agreement between MFS Emerging Growth Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(6) Investment Advisory Agreement between Federated High Yield Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(7) Investment Advisory Agreement between Federated Stock Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(8) Investment Advisory Agreement between Lazard International Stock Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(h) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(9) Investment Advisory Agreement between Large Cap Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit

           5(i) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(10) Investment Advisory Agreement between Equity Income Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(j) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(11) Investment Advisory Agreement between Travelers Quality Bond Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(k) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(12) Sub-Advisory Agreement between Travelers Asset Management International Corporation and Massachusetts Financial Services Company as Subadviser to MFS Emerging Growth Portfolio. (Incorporated herein by reference to Exhibit 5(l) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(13) Sub-Advisory Agreement between Travelers Asset Management International Corporation and Federated Investment Counseling as Subadviser to Federated High Yield Portfolio. Incorporated herein by reference to Exhibit 5(m) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(14) Sub-Advisory Agreement between Travelers Asset Management International Corporation and Federated Investment Counseling as Subadviser to Federated Stock Portfolio. (Incorporated herein by reference to Exhibit 5(n) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(15) Sub-Advisory Agreement between Travelers Asset Management International Corporation and Lazard Freres Asset Management as Subadviser to Lazard International Stock Portfolio. (Incorporated herein by reference to Exhibit 5(o) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(16) Sub-Advisory Agreement between Travelers Asset Management International Corporation and Fidelity Management & Research Company as Subadviser to Equity Income Portfolio and Large Cap Portfolio. (Incorporated herein by reference to Exhibit 5(p) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(17) Sub-Subadvisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. (Incorporated herein by reference to Exhibit 5(q) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(18) Sub-Subadvisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (Incorporated herein by reference to Exhibit 5(r) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(19) Investment Advisory Agreement between The Mid Cap Disciplined Equity Fund of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(s) to Post-Effective Amendment No. 17 to the Registration Statement on N-1A filed on October 31, 1996.)

(d)(20) Sub-Advisory Agreement between Travelers Asset Management International Corporation and The Travelers Investment Management Company, as Subadviser to the Mid-Cap

           Disciplined Equity Fund. (Incorporated herein by reference to Exhibit 5(t) to Post-Effective Amendment No. 17 to the Registration Statement on N-1A filed on October 31, 1996.)

(d)(21) Investment Advisory Agreement between Travelers Asset Management International Corporation and the MFS Mid Cap Growth Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 5(u) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed on October 27, 1997.)

(d)(22) Sub-Advisory Agreement between Travelers Asset Management International Corporation and Massachusetts Financial Services Corporation, as Subadviser for MFS Mid Cap Growth Portfolio. (Incorporated herein by reference to Exhibit 5(v) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed on October 27, 1997.)

(d)(23) Investment Advisory Agreement between Travelers Asset Management International Corporation and the MFS Research Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 5(w) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed on October 27, 1997.)

(d)(24) Sub-Advisory Agreement between Travelers Asset Management International Corporation and Massachusetts Financial Service Corporation, as Subadviser for MFS Research Portfolio. (Incorporated herein by reference to Exhibit 5(x) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed on October 27, 1997.)

(d)(25) Form of Investment Advisory Agreement between Travelers Asset Management International Corporation and the NWQ Large Cap Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 5(y) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 23, 1998.)

(d)(26) Form of Sub-Advisory Agreement between Travelers Asset Management International Corporation and NWQ Investment Management Company, as Subadviser for the NWQ Large Cap Portfolio. (Incorporated herein by reference to Exhibit 5(z) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 23, 1998.)

(d)(27) Form of Investment Advisory Agreement between Travelers Asset Management International Corporation and the Jurika & Voyles Core Equity Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 5(aa) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 23, 1998.)

(d)(28) Form of Sub-Advisory Agreement between Travelers Asset Management International Corporation and Jurika & Voyles Fund Group, as Subadviser for the Jurika & Voyles All Cap Portfolio. (Incorporated herein by reference to Exhibit 5(bb) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 23, 1998.)

(d)(29) Form of Investment Advisory Agreement between Travelers Asset Management International Corporation and the Disciplined Small Cap Stock Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 5(cc) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 23, 1998.)

(d)(30) Form of Sub-Advisory Agreement between Travelers Asset Management International Corporation and The Travelers Investment Management Company, as Subadviser for the Disciplined Small Cap Stock Portfolio. (Incorporated herein by reference to Exhibit 5(dd) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 23, 1998.)

(d)(31) Form of Investment Advisory Agreement between Travelers Asset Management International Corporation and the Strategic Stock Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 5(ee) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 23, 1998.)

(d)(32) Form of Sub-Advisory Agreement between Travelers Asset Management International Corporation and Travelers Investment Adviser, as Subadviser for the Strategic Stock Portfolio. (Incorporated herein by reference to Exhibit 5(ff) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 23, 1998.)

(d)(33) Form of Investment Advisory Agreement between Travelers Asset Management International Corporation and the Convertible Bond Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 5(gg) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 23, 1998.)

(g)(1) Custody Agreement between the Registrant and Chase Manhattan Bank, N.A., Brooklyn, New York. (Incorporated herein by reference to
           Exhibit 8(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed on April 21, 1997.)

(g)(2) Custody Agreement between the Registrant and PNC Bank. (Incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on July 31, 1996.)

(g)(3) Custody Agreement between the Registrant and Bank of New York. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on July 31, 1996.)

(g)(4) Form of Subcustody Agreement between Morgan Stanley Trust Company and Subcustodians. (Incorporated herein by reference to Exhibit 8(d) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 23, 1998.)

(g)(5) Custody Agreement between the Registrant and Brown Brothers Harriman & Co. (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on July 31, 1996.)

(h)(1) Transfer and Recordkeeping Agreement between the Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed April 3, 1996.)

(h)(2) Amendment to Transfer and Recordkeeping Agreement between the Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9(b) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on July 31, 1996.)

(h)(3) Transfer Agent Agreement between Fidelity Investments Institutional Operations Company and the Equity Income Portfolio and Large Cap Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 9(c) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on July 31, 1996.)

(h)(4) Administrative Services Agreement between the Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9(d) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on July 31, 1996.) Amendments No. 1, 2, 3 and 4 to the Administrative Services Agreement between the Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9(d) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed on February 12, 1998.)

(h)(5) Service Agent Agreement between Fidelity Service Company and the Equity Income Portfolio and Large Cap Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 9(e) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on July 31, 1996.)

(h)(6) Participation Agreement between the Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9(f) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed on April 21, 1997.)

(h)(7) Form of Transfer Agency and Registrar Agreement between the Trust and First Data Investor Services Group, Inc. (Incorporated herein by reference to Exhibit 9(g) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 23, 1998.)

(i) Opinion and Consent of Counsel. (Incorporated herein by reference to the Registrant's most recent Rule 24f-2 Notice filing on March 25, 1998.)

(j) Consent of Coopers & Lybrand L.L.P., Independent Accountants. To be filed by amendment Consent of KPMG Peat Marwick LLP, Independent Certified Public Accountants. Consent of Price Waterhouse LLP, Independent Accountants.

(j)(2) Powers of Attorney authorizing Ernest J. Wright, Secretary or Kathleen A. McGah, Assistant Secretary as signatory for Heath B. McLendon, Knight Edwards, Robert E. McGill III, Lewis Mandell, Frances M. Hawk and Ian R. Stuart. (Incorporated herein by reference to Exhibit 11(b) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed April 3, 1996.)

           Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Lewis E. Daidone. (incorporated herein by reference to Exhibit 11 to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed on February 24, 1997.)

(n)        Financial Data Schedule. To be filed by amendment


Item 24.  Persons Controlled By or Under Common Control With the Registrant

               Not Applicable.

Item 25.  Indemnification

Provisions for the indemnification of the Series Trust's Trustees and officers are contained in and are incorporated by reference to the Series Trust's Declaration of Trust, which was filed with Post-Effective Amendment No. 13 to this Registration Statement as Exhibit 1.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Advisers

U.S. GOVERNMENT SECURITIES PORTFOLIO
ZERO COUPON BOND PORTFOLIOS (SERIES  2000, 2005)
LARGE CAP PORTFOLIO
EQUITY INCOME PORTFOLIO
TRAVELERS QUALITY BOND PORTFOLIO
LAZARD INTERNATIONAL STOCK PORTFOLIO
MFS EMERGING GROWTH PORTFOLIO
MFS MID CAP GROWTH PORTFOLIO
MFS RESEARCH PORTFOLIO
FEDERATED HIGH YIELD PORTFOLIO
FEDERATED STOCK PORTFOLIO
DISCIPLINED MID CAP STOCK PORTFOLIO
DISCIPLINED SMALL CAP STOCK PORTFOLIO
NWQ LARGE CAP PORTFOLIO
JURIKA & VOYLES ALL CAP PORTFOLIO
STRATEGIC STOCK PORTFOLIO
CONVERTIBLE BOND PORTFOLIO

Officers and Directors of Travelers Asset Management International Corporation (TAMIC), the Investment Adviser for the above Portfolios of The Travelers Series Trust, are set forth in the following table:

Name                                      Position with TAMIC                       Other Business
----                                      -------------------                       --------------
Marc P. Weill                             Director and Chairman                     Senior Vice President **
                                                                                       Chief Investment Officer
David A. Tyson                            Director, President and                   Senior Vice President *
                                             Chief Investment Officer
Joseph E. Rueli, Jr.                      Director, Senior Vice President           Vice President*
                                             and Chief Financial Officer
F. Denney Voss                            Director and Senior Vice                  Senior Vice President*
                                             President
John R. Britt                             Director and Secretary                    Assistant Secretary *
Glenn N. Marchak                          Senior Vice President
Joseph M. Mullally                        Senior Vice President                     Vice President*
David Amaral                              Vice President                            Assistant Director*
John R. Calcagni                          Vice President                            Second Vice President*
Allen R. Cantrell                         Vice President
A. William Carnduff                       Vice President
Gene Collins                              Vice President                            Vice President*
Angela Pellegrini Degis                   Vice President
Craig Farnsworth                          Vice President
Bruce E. Fox                              Vice President
Carl Franzetti                            Vice President
Kothandaraman Ganesh                      Vice President
John F. Gilsenan                          Vice President
Kimerly M. Polak Guerrero                 Vice President
John F. Green                             Vice President                            Second Vice President*
Thomas Hajdukiewicz                       Vice President                            Vice President*

Edward Hinchliffe III                     Vice President and Cashier                Second Vice President
                                                                                    and Cashier*
Richard E. John                           Vice President                            Vice President*
Kathryn D. Karlic                         Vice President                            Vice President*
Kurt Lin                                  Vice President
David R. Martin                           Vice President
Paul A. Mataras                           Vice Presidnet
David R. Miller                           Vice President                            Vice President*
Robert E. Mills                           Vice President
Emil J. Molinaro                          Vice President                            Vice President*
John W. Petchler                          Vice President
Steven A. Rosen                           Vice President
Andrew Sanford                            Vice President                            Investment Officer*
Eric L. Sappenfield                       Vice President
Charles H. Silverstein                    Vice President                            Second Vice President*
Robert Simmons                            Vice President                            Assistant Investment
                                                                                      Officer*
Jordan M. Stitzer                         Vice President                            Vice President*
Joel Strauch                              Vice President                            Vice President*
Teresa M. Torrey                          Vice President
Pamela D. Westmoreland                    Vice President
William M. Gardner                        Assistant Vice President
Jeremy C. Hughes                          Assistant Vice President
Matthew J. McInerny                       Assistant Vice President
Lisa A. Thomas                            Assistant Vice President
William H. White                          Treasurer                                 Vice President and
                                                                                      Treasurer*
Charles B. Chamberlain                    Assistant Treasurer                       Assistant Treasurer *
George M. Quaggin, Jr.                    Assistant Treasurer                       Assistant Treasurer *
Marla A. Berman                           Assistant Secretary                       Assistant Secretary**
Andrew Feldman                            Assistant Secretary                       Senior Counsel*
Millie Kim                                Assistant Secretary                       Senior Counsel*
Patricia A. Uzzel                         Compliance Officer                        Assistant Director*
Frank J. Fazzina                          Controller                                Director *


* Positions are held with The Travelers Insurance Company, One Tower Square, Hartford, Connecticut
** Positions held with Travelers Investment Group Inc., 388 Greenwich Street,
   New York, N.Y.

SOCIAL AWARENESS STOCK PORTFOLIO
UTILITIES PORTFOLIO

Officers and Directors of Mutual Management Corp. (MMC), the Investment Adviser for the Social Awareness Stock Portfolio and Utilities Portfolio of The Travelers Series Trust, are set forth in the following table:


Name                                 Position with MMC*                       Other Business
----                                 ------------------                       --------------
Heath B. McLendon                    Director, President and                  Managing Director of Salomon
                                     Chief Executive Officer                  Smith Barney; Director of
                                                                              certain investment companies
                                                                              sponsored by Salomon Smith
                                                                              Barney; Director, President and
                                                                              Chief Executive Officer of
                                                                              Travelers Investment Adviser,
                                                                              Inc. ("TIA")


Lewis E. Daidone                     Director and Senior                      Managing Director of Salomon
                                     Vice President                           Smith Barney, Senior Vice
                                                                              President and Treasurer of
                                                                              certain investment companies
                                                                              sponsored by Salomon Smith
                                                                              Barney; Director and Senior
                                                                              Vice President of TIA.

A. George Saks                       Director                                 Managing Director and Special
                                                                              Counsel of Salomon Smith Barney.

Bruce D. Sargent                     Vice President                           Managing Director of Salomon
                                                                              Smith Barney; Vice President
                                                                              and Director of certain
                                                                              investment companies sponsored
                                                                              by Salomon Smith Barney.

Michael J. Day                       Treasurer                                Managing Director of Salomon
                                                                              Smith Barney.

Christina T. Sydor                   General Counsel and                      Managing Director of Salomon
                                     Secretary                                Smith Barney and Secretary of
                                                                              certain investment companies
                                                                              sponsored by Salomon Smith
                                                                              Barney; General Counsel and
                                                                              Secretary of TIA.

Virgil H. Cumming                    Chief Investment Officer                 Managing Director of Salomon
                                                                              Smith Barney; Chief Investment
                                                                              Officer of TIA

Audrey C. Pappas-Wragg               Chief Compliance Officer                 Vice President of Salomon Smith
                                                                              Barney; Chief Compliance
                                                                              Officer of TIA.

* Address:  388 Greenwich Street, New York, N.Y. 10013

DISCIPLINED MID CAP STOCK PORTFOLIO
DISCIPLINED SMALL CAP STOCK PORTFOLIO
STRATEGIC STOCK PORTFOLIO
Officers and Directors of The Travelers Investment Management Company (TIMCO), the Sub-Adviser to the Disciplined Mid Cap Stock Portfolio.the Disciplined Small Cap Stock Portfolio and the Strategic Stock Portfolio of the Registrant, are set forth in the following table:

Name                                        Position with TIMCO                      Other Business
----                                        -------------------                      --------------
Thomas W. Jones                             Director and Chairman                    Vice Chairman
                                                                                     Citigroup Inc.*
                                                                                     Chief Executive Officer of
                                                                                     Smith Barney Asset
                                                                                     Management Division


Sandip A. Bhagat                            Director, President and                  **Not Applicable
                                               Chief Executive Officer

Virgil H. Cumming                           Director                                 Managing Director
                                                                                     Salomon Smith Barney Inc.*
                                                                                     Chief Investment Officer of
                                                                                     Smith Barney Asset
                                                                                     Management Division

Heath B. McLendon                           Director                                 Managing Director
                                                                                     Salomon Smith Barney Inc.*

Emil J. Molinaro, Jr.                       Vice President                           Vice President
                                                                                     Citigroup Inc.**

Daniel B. Willey                            Vice President**                         Not Applicable

Gloria G. Williams                          Vice President**                         Not Applicable

John W. Lau                                 Vice President**                         Not Applicable

Feng Zhang                                  Vice President**                         Not Applicable

Maggie M. Copeland                          Vice President**                         Not Applicable

Michael Loura                               Assistant Vice President**               Not Applicable

Yining Xia                                  Assistant Vice President**               Not Applicable

Alexander Romeo                             Assistant Vice President**               Not Applicable

Michael F. Rosenbaum                        Corporate Secretary                      General Counsel to
                                                                                     Smith Barney Asset
                                                                                     Management Division

Michael J. Day                              Treasurer                                Managing Director
                                                                                     Salomon Smith Barney Inc.*

 *Address:  388 Greenwich Street, New York, New York 10013
**Address:  One Tower Square, Hartford, Connecticut 01683

Executive Officers and Directors of Massachusetts Financial Services Company, the Sub-Adviser to MFS Emerging Growth Portfolio, MFS Mid Cap Growth Portfolio, MFS Research Portfolio of the Registrant, are set forth in the following table:


                                      Position with MFS
Name                                  Financial Services Co.                        Other Business
----                                  ----------------------                        --------------
Jeffrey L. Shames                     Director and President                            -

Arnold D. Scott                       Director, Senior Executive                        -
                                        Vice President and Secretary

Donald A. Stewart                     Director                                      President and Director
                                                                                    Sun Life Assurance Company
                                                                                    of Canada

John D. McNeil                        Director                                      Chairman
                                                                                    Sun Life Assurance Company
                                                                                    of Canada

Bruce C. Avery                        Executive Vice President                          -

John W. Ballen                        Executive Vice President                          -

Thomas J. Cashman, Jr.                Executive Vice President                          -

Joseph W. Dello Russo                 Executive Vice President, Chief               Director of Mutual Fund
                                        Financial Officer and Treasurer             Operations, The Boston Company

William S. Harris                     Executive Vice President                          -

Kevin R. Parke                        Executive Vice President                          -

William W. Scott, Jr.                 Executive Vice President                          -

Patricia A. Zlotin                    Executive Vice President                          -

Stephen E. Cavan                      Senior Vice President, General                    -
                                        Counsel and Assistant Secretary                 -

Robert T. Burns                       Vice President, Associate General                 -
                                        Counsel and Assistant Secretary                 -

Thomas B. Hastings                    Vice President and Assistant Treasurer            -

Lazard Freres & Co. LLC, serves as the investment subadviser to the Lazard International Stock Portfolio. Lazard Freres is a limited liability company, an organization for which its management is provided by General Members. Lazard Asset Management is a division of Lazard Freres & Co. LLC.

                                            Position with Lazard
Name                                        Freres & Co. LLC                            Other Business
----                                        ----------------                            --------------
Eileen D. Alexanderson                      General Member                                       -
William R. Araskog                          General Member                                       -
Frederick H. Batrus                         General Member                                       -
Patrick J. Callahan, Jr.                    General Member                                       -
Michel A. David-Weill                       General Member                                       -
John V. Doyle                               General Member                                       -
Thomas F. Dunn                              General Member                                       -
Norman Eig                                  General Member                                       -
Richard P. Emerson                          General Member                                       -
Peter R. Ezersky                            General Member                                       -
Jonathan F. Foster                          General Member                                       -
Robert P. Freeman                           General Member                                       -
Albert H. Garner                            General Member                                       -
James S. Gold                               General Member                                       -
Jeffrey A. Golman                           General Member                                       -
Steven J. Golub                             General Member                                       -
Herbert W. Gullquist                        General Member                                       -
Thomas R. Haack                             General Member                                       -
Ira O. Handler                              General Member                                       -
Melvin L. Heineman                          General Member                                       -
Robert E. Hougie                            General Member                                       -
Kenneth M. Jacobs                           General Member                                       -
Jonathan H. Kagan                           General Member                                       -
James L. Kempner                            General Member                                       -
Larry A. Kohn                               General Member                                       -
Sandra A. Lamb                              General Member                                       -
Edgar D. Lagaspi                            General Member                                       -
David C. Lee                                General Member                                       -
Michael S. Liss                             General Member                                       -
William R. Loomis, Jr.                      General Member                                       -
Jesse R. Lovejoy                            General Member                                       -
Matthew J. Lustig                           General Member                                       -
Thomas F. Lynch                             General Member                                       -
Mark T. McMaster                            General Member                                       -
Anthony E. Meyer                            General Member                                       -
Damon Mezzacappa                            General Member                                       -
Robert P. Morgenthau                        General Member                                       -
Steven J. Niemczyk                          General Member                                       -
Hamish W. M. Norton                         General Member                                       -
James A. Paduano                            General Member                                       -
Adam P. Panten                              General Member                                       -
Louis Perlmutter                            General Member                                       -
Russell E. Planitzer                        General Member                                       -
Lester Pollack                              General Member                                       -
Michael J. Price                            General Member                                       -
Steven L. Rattner                           General Member                                       -
John R. Reinsberg                           General Member                                       -
Louis G. Rice                               General Member                                       -
Luis E. Rinaldini                           General Member                                       -

                                            Position with Lazard
Name                                        Freres & Co. LLC                            Other Business
----                                        ----------------                            --------------
Bruno M. Roger                              General Member                                       -
Michael S. Rome                             General Member                                       -
Gerald Rosenfeld                            General Member                                       -
Stephen H. Sands                            General Member                                       -
Gary S. Shedlin                             General Member                                       -
Arthur P. Soloman                           General Member                                       -
Michael B. Solomon                          General Member                                       -
David L. Tashjian                           General Member                                       -
Joseph M. Thomas                            General Member                                       -
Michael P. Trigubaff                        General Member                                       -
Donald A. Wagner                            General Member                                       -
John B. Ward                                General Member                                       -
Ali E. Wambold                              General Member                                       -
Michael A. Weinstock                        General Member                                       -
Kendrick R. Wilson, III                     General Member                                       -
Alexander E. Zagoreos                       General Member                                       -
Lazard Groupement d'Interet Economique
Lazard Partners L.P.

Executive Officers and Directors of Federated Investment Counseling, the Sub-Adviser to Federated Stock Portfolio and Federated High Yield Portfolio of the Registrant, are set forth in the following table:

                                            Position with Federated
Name                                        Investment Counseling                       Other Business
----                                        ---------------------                       --------------
John F. Donahue                             Trustee                                              -
J. Christopher Donahue                      Trustee                                              -
John W. McGonigle                           Trustee                                              -
Mark D. Olsen                               Trustee                                              -
John B. Fisher                              President                                            -
William D. Dawson, III                      Executive Vice President                             -
Henry A. Frantzen                           Executive Vice President                             -
J. Thomas Madden                            Executive Vice President                             -
Joseph M. Balestrino                        Senior Vice President                                -
Drew J. Collins                             Senior Vice President                                -
Jonathan C. Conley                          Senior Vice President                                -
Deborah A. Cuningham                        Senior Vice President                                -
Mark E. Durbiano                            Senior Vice President                                -
Sandra L. McInerney                         Senior Vice President                                -
J. Alan Minteer                             Senior Vice President                                -
Susan M. Nason                              Senior Vice President                                -
Mary Jo Ochson                              Senior Vice President                                -
Robert J. Ostrowski                         Senior Vice President                                -
Charles A. Ritter                           Senior Vice President                                -
J. Scott Albrecht                           Vice President                                       -
Todd A. Abraham                             Vice President                                       -
Randall S. Baurer                           Vice President                                       -
David A. Briggs                             Vice President                                       -
Michael W. Casey                            Vice President                                       -
Kenneth J. Cody                             Vice President                                       -
Alexandre de Bethmann                       Vice President                                       -
Michael P. Donnelly                         Vice President                                       -
Linda A. Duessel                            Vice President                                       -
Donald T. Ellenberger                       Vice President                                       -
Kathleen M. Foody-Malus                     Vice President                                       -
Thomas M. Franks                            Vice President                                       -
Edward C. Gonzales                          Vice President                                       -
James E. Grefenstette                       Vice President                                       -
Susan R. Hill                               Vice President                                       -
Stephen A. Keen                             Vice President and Secretary                         -
Robert K. Kinsey                            Vice President                                       -
Robert M. Kowit                             Vice President                                       -
Jeff A. Kozemchak                           Vice President                                       -
Steven J. Lehman                            Vice President                                       -
Marian R. Marinack                          Vice President                                       -
Scott B. Schermerhorn                       Vice President                                       -
Frank Semack                                Vice President                                       -

                                            Position with Federated
Name                                        Investment Counseling                       Other Business
----                                        ---------------------                       --------------
Aash M. Shah                                Vice President                                       -
Christopher J. Smith                        Vice President                                       -
William F. Stotz                            Vice President                                       -
Tracy P. Stouffer                           Vice President                                       -
Edward J. Tiedge                            Vice President                                       -
Paige M. Wilhelm                            Vice President                                       -
Jolanta M. Wysocka                          Vice President                                       -
Stefanie L. Bachhuber                       Assistant Vice President                             -
Arthur J. Barry                             Assistant Vice President                             -
Robert E. Cauley                            Assistant Vice President                             -
Lee Cunningham                              Assistant Vice President                             -
Paul Drotch                                 Assistant Vice President                             -
Salvatore A. Esposito                       Assistant Vice President                             -
Donna M. Fabiano                            Assistant Vice President                             -
John T. Gentry                              Assistant Vice President                             -
William R. Jamison                          Assistant Vice President                             -
Constantine Kartsonas                       Assistant Vice President                             -
Natalie Metz                                Assistant Vice President                             -
Joseph M. Natoli                            Assistant Vice President                             -
Keith J. Sabol                              Assistant Vice President                             -
John Sheehy                                 Assistant Vice President                             -
Michael W. Sirianni                         Assistant Vice President                             -
Gregg S. Tenser                             Assistant Vice President                             -
Leo Vila                                    Assistant Vice President                             -
Lori Wolff                                  Assistant Vice President                             -
Thomas R. Donahue                           Treasurer and Assistant Secretary                    -
Richard B. Fisher                           Assistant Treasurer                                  -
Christine I. McGonigle                      Assistant Secretary                                  -

Executive Officers and Directors of Fidelity Management & Research Company, the Sub-Adviser to Equity Income Portfolio and Large Cap Portfolio of the Registrant, are set forth in the following table:

                                            Position with Fidelity
Name                                        Management & Research                       Other Business
----                                        ---------------------                       --------------
Edward C. Johnson 3d                        Director, Chairman of the Board                      -

Peter S. Lynch                              Director, Vice Chairman of the Board                 -

Robert C. Pozen                             Director and President                               -

Fred Henning, Jr.                           Senior Vice President                                -

Dwight D. Churchill                         Senior Vice President                                -

William Danoff                              Senior Vice President                                -

Richard B. Fentin                           Senior Vice President                                -

Boyce Greer                                 Senior Vice President                                -

Richard Haberman                            Senior Vice President                                -

Fred Henning, Jr.                           Senior Vice President                                -

Abigail P. Johnson                          Senior Vice President                                -

Eric Roiter                                 Vice President, General Counsel
                                                 and Clerk                                       -

Richard A. Spillane                         Senior Vice President                                -

Robert E. Stansky                           Senior Vice President                                -

Beth F. Terrana                             Senior Vice President                                -

George A. Vanderheiden                      Senior Vice President                                -

Steven Kaye                                 Vice President                                       -

Officers and Directors of NWQ Investment Management Company, the Sub-Adviser to the NQW Large Cap Portfolio of the Registrant, are set forth in the following table:

                                            Position with NWQ
Name                                        Investment Management Co.                   Other Business
----                                        -------------------------                   --------------
David A. Polak, CFA                         President and Director                               -

Edward C. Friedel, CFA                      Managing Director and Director                       -

James H. Galbreath, CFA                     Managing Director and Director                       -

Mary-Gene Slaven                            Managing Director

Michael C. Mendez, CIMA                     Managing Director

Jon Bosse, CFA                              Managing Director

Phyliss G. Thomas, CFA                      Managing Director

Thomas J. Laird, CFA                        Managing Director

Officers and Directors of Jurika & Voyles L.P., the Sub-Adviser to the Jurika & Voyles Core Equity Portfolio of the Registrant, are set forth in the following table:

                                      Position with                                  Other Business
Name                                  Jurika & Voyles L.P.                           Jurika & Voyles, Inc.
----                                  --------------------                           ---------------------
Bill Jurika                           President                                      Director

Glenn Voyles                          Executive Vice President                       Chairman

Karl Mills                            Executive Vice President                       Director

Chris Bittman                         Senior Vice President                          Director

Jim Christensen                       Senior Vice President                             --

Candace Tom                           Senior Vice President                             --

Guy Elliffe                           Vice President                                    --

Peter Goetz                           Vice President                                    --

Peter Voss                                   --                                      Director

Neal Ryland                                  --                                      Director

Item 27.  Principal Underwriter

               Not Applicable.


Item 28.  Location of Accounts and Records

        (1)    Mutual Management Corp.
               388 Greenwich Street
               New York,  NY  10013

        (2) Fidelity Investments Institutional Operations Company 82 Devonshire Street
               Boston,  MA  02109

        (3)    Fidelity Service Company
               82 Devonshire Street
               Boston,  MA  02109

        (4)    Chase Manhattan Bank, N.A.
               Chase MetroTech Center
               Brooklyn,  NY

        (5)    PNC Bank, N.A.
               200 Stevens Drive
               Lester, PA 19113

        (6)    Morgan Stanley Trust Company
               One Pierrepont Plaza
               Brooklyn,  NY  11201

        (7)    Brown Brothers Harriman & Company
               40 Water Street
               Boston,  MA  02109

        (8)    First Data Investor Services Group, Inc.
               53 State Street
               Boston, MA 02109


Item 29.  Management Services

Not Applicable.


Item 30.  Undertakings

The undersigned Registrant hereby undertakes to provide to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Travelers Series Trust, certifies that it meets all the requirements for effectiveness of this Post Effective Amendment to this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Hartford, and state of Connecticut, on the 16th day of April, 1999.


                           THE TRAVELERS SERIES TRUST
                                  (Registrant)



                                    By: *HEATH B. McLENDON
                                         --------------------------------------
                                           Heath B. McLendon
                                           Chairman, Board of Trustees


Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to this Registration Statement has been signed below by the following persons in the capacities indicated on the 16th day of April, 1999.


*HEATH B. McLENDON                           Chairman of the Board
-----------------------------
 (Heath B. McLendon)

*KNIGHT EDWARDS                              Trustee
-----------------------------
 (Knight Edwards)

*ROBERT E. McGILL, III                       Trustee
-----------------------------
 (Robert E. McGill, III)

*LEWIS MANDELL                               Trustee
-----------------------------
 (Lewis Mandell)

*FRANCES M. HAWK                             Trustee
-----------------------------
 (Frances M. Hawk)

*LEWIS E. DAIDONE                            Treasurer
-----------------------------
 (Lewis E. Daidone)



*By:   /s/Ernest J. Wright, Attorney-in-Fact
        Secretary, Board of Trustees

EXHIBIT INDEX

Exhibit
 No.          Description                                                                            Method of Filing
 ---          -----------                                                                            ----------------


                                NOT APPLICABLE